CONSOLIDATED BUSINESS SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 ARS ($) Segment	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Operating segments [Abstract]
Revenues	$ 55,871,438	$ 66,111,903	$ 71,336,882
Cost of sales	(27,565,705)	(33,184,953)	(33,902,908)
Administrative expenses	(1,682,792)	(1,715,780)	(2,014,309)
Selling expenses	(2,967,744)	(4,138,071)	(3,695,784)
Other operating (expenses) / income	99,829	(173,614)	(1,865,560)
Impairment of PPE	(3,114,056)	0	0
Operating profit	20,640,970	26,899,485	29,858,321
Depreciation of property, plant and equipment	(6,161,233)	(5,031,234)	(4,655,763)
Identifiable assets	128,594,366	130,152,205
Identifiable liabilities	62,567,722	64,691,087
Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues		30,795,577
Impairment of PPE	(3,114,000)
Other Services [Member]
Operating segments [Abstract]
Impairment of PPE	$ 0
Reportable Segments [Member]
Operating segments [Abstract]
Number of reportable segments | Segment	4
Reportable Segments [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	$ 23,501,610	30,795,577	32,381,937
Cost of sales	(9,937,565)	(11,800,176)	(10,815,462)
Administrative expenses	(1,242,079)	(1,420,653)	(1,749,008)
Selling expenses	(1,459,316)	(1,829,130)	(1,997,378)
Other operating (expenses) / income	(44,139)	(186,412)	(327,301)
Impairment of PPE	(3,114,056)
Operating profit	8,549,055	16,397,822	18,746,037
Depreciation of property, plant and equipment	(4,562,752)	(4,081,800)	(3,938,031)
Identifiable assets	82,754,090	87,717,005
Identifiable liabilities	27,615,557	39,942,095
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	27,596,696	31,500,457	34,822,547
Cost of sales	(15,833,436)	(19,960,308)	(21,960,652)
Administrative expenses	(253,786)	(196,469)	(176,050)
Selling expenses	(1,176,009)	(1,892,647)	(1,340,704)
Other operating (expenses) / income	139,965	4,356	(1,521,982)
Impairment of PPE	0
Operating profit	10,473,430	9,455,389	9,823,159
Depreciation of property, plant and equipment	(382,776)	(335,886)	(238,197)
Identifiable assets	17,693,606	14,792,025
Identifiable liabilities	5,438,248	4,211,136
Reportable Segments [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	4,364,503	3,439,787	3,790,881
Cost of sales	(2,359,778)	(2,075,388)	(2,207,887)
Administrative expenses	(174,262)	(83,074)	(75,351)
Selling expenses	(299,758)	(359,950)	(300,427)
Other operating (expenses) / income	2,511	4,868	(11,402)
Impairment of PPE	0
Operating profit	1,533,216	926,243	1,195,814
Depreciation of property, plant and equipment	(1,215,705)	(613,548)	(479,535)
Identifiable assets	27,901,503	27,351,498
Identifiable liabilities	29,442,395	20,448,533
Reportable Segments [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	408,629	376,082	341,517
Cost of sales	(279,526)	(187,697)	(172,156)
Administrative expenses	(12,665)	(15,584)	(13,900)
Selling expenses	(32,661)	(56,344)	(57,275)
Other operating (expenses) / income	1,492	3,574	(4,875)
Impairment of PPE	0
Operating profit	85,269	120,031	93,311
Depreciation of property, plant and equipment	0	0	0
Identifiable assets	245,167	291,677
Identifiable liabilities	71,522	89,323
Eliminations [Member]
Operating segments [Abstract]
Revenues	(844,600)	(838,616)	(1,253,249)
Cost of sales	844,600	838,616	1,253,249
Administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating (expenses) / income	0	0	0
Impairment of PPE	0
Operating profit	0	0	0
Depreciation of property, plant and equipment	0	0	0
Eliminations [Member] | Natural Gas Transportation [Member]
Operating segments [Abstract]
Revenues	844,600	838,616	1,253,249
Eliminations [Member] | Production and Commercialization of Liquids [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Other Services [Member]
Operating segments [Abstract]
Revenues	0	0	0
Eliminations [Member] | Telecommunications [Member]
Operating segments [Abstract]
Revenues	$ 0	$ 0	$ 0